16. Stock options (Tables)	12 Months Ended
Dec. 31, 2015
Stock Options Tables
Schedule stock option activity
	2015		2014		2013
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		US$		US$		US$

Outstanding, beginning of year	20,692	3.44	-	-	-	-
Granted	-	-	20,692	3.44	-	-
Cancelled/Expired	-	-	-	-	-	-
Exercised	-	-	-	-	-	-

Outstanding, end of year	20,692	3.44	20,692	3.44	-	-

Exercisable, end of year	-	-	-	-	-	-